Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential World Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000741350
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2024
Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions International Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRAX
PGIM Quant Solutions International Equity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJIZX
PGIM Quant Solutions International Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRQX